Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 24, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
 Pay Versus Performance Disclosure
The following table sets forth information regarding the compensation actually paid to our CEO and our other Named Executive Officers compared to certain performance measures for the years ended December 31, 2025, 2024 and 2023.
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how we or our Compensation Committee views the link between Company performance and our Named Executive Officers’ pay. As a clinical-stage biotech company, our executive compensation program does not utilize the Company’s financial results as the primary indicator to determine executive compensation. We believe that the creation of sustainable long-term shareholder value depends on our ability to maximize opportunities for our hepatitis B development programs and our in-house developed LNP delivery technology. Consequently, our Compensation Committee has designed our executive compensation program to incentivize our executive officers to create that value through the clinical development of our drug candidates and through protecting and defending our intellectual property. In determining the amount of the annual incentive award for each of our executive officers, including each of our Named Executive Officers, the Compensation Committee evaluated the corporate performance objectives that had been established for the calendar year as well as other corporate and individual achievements and performance throughout the year. These performance objectives included milestones for our lead product candidates and other business objectives. Additionally, grants of equity awards, primarily stock options and restricted stock units, to our executive officers are intended to incentivize future value creation and to align the long-term interests of our executive officers with Shareholders. For further discussion of how the Company views its executive compensation structure, including alignment with Company performance, see above under “Narrative Disclosure to Summary Compensation Table”. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
The “Compensation Actually Paid”, which is presented in the table below, is defined by the SEC and does not reflect amounts actually paid, earned or received by our Named Executive Officers. A significant portion of the “Compensation Actually Paid” amounts shown relate to changes in values of unvested equity awards over the course of the applicable reporting year. These unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our share price. The ultimate values actually realized by our Named Executive Officers from unvested equity awards, if any, cannot be determined until the awards fully vest and are exercised or settled, as the case may be.

Year	Summary Compensation Table Total for PEO1(1)(2)	Compensation Actually Paid to PEO1(3)	Summary Compensation Table Total for PEO2(1)(2)	Compensation Actually Paid to PEO2(3)	Average Summary Compensation Table Total for non-PEO NEOs(1)(2)	Average Compensation Actually Paid to non-PEO NEOs(3)	Value of Initial Fixed $100 Investment based on Total Shareholder Return	Net Income/ (Loss)
2025	$3,578,150	$1,145,629	$1,369,013	$1,656,748	$2,317,678	$1,956,318	$206	$(33,501,000)
2024	$2,110,083	$2,592,023	$—	$—	$1,781,092	$2,207,723	$140	$(69,920,000)
2023	$3,385,984	$3,268,381	$—	$—	$1,692,632	$1,594,078	$107	$(72,849,000)

(1)
For 2025, the first principal executive officer (“PEO1”) was Mr. McElhaugh, our former Interim Chief Executive Officer whose employment was terminated effective February 24, 2025, and the second principal executive officer (“PEO2”) was Ms. Androski, who was appointed Chief Executive Officer effective February 24, 2025. For 2024, PEO1 was Mr. McElhaugh. For 2023, PEO1 was William Collier, our former Chief Executive Officer who retired on December 31, 2023. There was no PEO2 in 2024 and 2023. For 2025, the other Named Executive Officers (“NEOs”) were Mr. Nguyen and Mr. Hastings. For 2024, the other NEOs were Mr. Hastings, Karen Sims, MD, PhD and Michael Sofia, PhD. For 2023, the other NEOs were Mr. McElhaugh, Dr. Sofia and Elizabeth Howard, PhD.

(2)
The values in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 31. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
“Compensation Actually Paid” is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” and “Option Awards” column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
The following tables reflect the adjustments made to SCT total compensation to compute “Compensation Actually Paid” for our Principal Executive Officers and average for our other NEOs.

Year	PEO	SCT Total Comp	Minus SCT Stock Awards and Option Awards	Plus Value of New Unvested Awards	Plus Change in Value of Prior Years Unvested Awards	Plus Value of New Vested Awards	Plus Change in Value of Prior Years Vested Awards	Equals Compensation Actually Paid
2025	Ms. Androski	$1,369,013	$(714,751)	$1,002,486	$—	$—	$—	$1,656,748
2025	Mr. McElhaugh	$3,578,150	$(2,437,825)	$—	$—	$—	$5,304	$1,145,629
2024	Mr. McElhaugh	$2,110,083	$(1,218,583)	$1,362,697	$22,240	$276,178	$39,407	$2,592,023
2023	Mr. Collier	$3,385,984	$(2,525,326)	$1,921,931	$83,390	$343,105	$59,296	$3,268,381

Other NEOs	SCT Total Comp	Minus SCT Stock Awards and Option Awards	Plus Value of New Unvested Awards	Plus Change in Value of Prior Years Unvested Awards	Plus Value of New Vested Awards	Plus Change in Value of Prior Years Vested Awards	Equals Compensation Actually Paid
2025	$2,317,678	$(1,560,294)	$1,186,295	$—	$9,328	$3,311	$1,956,318
2024	$1,781,092	$(1,059,756)	$1,185,088	$26,653	$239,935	$34,711	$2,207,723
2023	$1,692,632	$(915,819)	$678,960	$17,908	$117,349	$3,047	$1,594,078

Named Executive Officers, Footnote
(1)
For 2025, the first principal executive officer (“PEO1”) was Mr. McElhaugh, our former Interim Chief Executive Officer whose employment was terminated effective February 24, 2025, and the second principal executive officer (“PEO2”) was Ms. Androski, who was appointed Chief Executive Officer effective February 24, 2025. For 2024, PEO1 was Mr. McElhaugh. For 2023, PEO1 was William Collier, our former Chief Executive Officer who retired on December 31, 2023. There was no PEO2 in 2024 and 2023. For 2025, the other Named Executive Officers (“NEOs”) were Mr. Nguyen and Mr. Hastings. For 2024, the other NEOs were Mr. Hastings, Karen Sims, MD, PhD and Michael Sofia, PhD. For 2023, the other NEOs were Mr. McElhaugh, Dr. Sofia and Elizabeth Howard, PhD.

Adjustment To PEO Compensation, Footnote
(3)
“Compensation Actually Paid” is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” and “Option Awards” column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
The following tables reflect the adjustments made to SCT total compensation to compute “Compensation Actually Paid” for our Principal Executive Officers and average for our other NEOs.

Year	PEO	SCT Total Comp	Minus SCT Stock Awards and Option Awards	Plus Value of New Unvested Awards	Plus Change in Value of Prior Years Unvested Awards	Plus Value of New Vested Awards	Plus Change in Value of Prior Years Vested Awards	Equals Compensation Actually Paid
2025	Ms. Androski	$1,369,013	$(714,751)	$1,002,486	$—	$—	$—	$1,656,748
2025	Mr. McElhaugh	$3,578,150	$(2,437,825)	$—	$—	$—	$5,304	$1,145,629
2024	Mr. McElhaugh	$2,110,083	$(1,218,583)	$1,362,697	$22,240	$276,178	$39,407	$2,592,023
2023	Mr. Collier	$3,385,984	$(2,525,326)	$1,921,931	$83,390	$343,105	$59,296	$3,268,381

Non-PEO NEO Average Total Compensation Amount			$ 2,317,678	$ 1,781,092	$ 1,692,632
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,956,318	2,207,723	1,594,078
Adjustment to Non-PEO NEO Compensation Footnote
(3)
“Compensation Actually Paid” is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” and “Option Awards” column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
The following tables reflect the adjustments made to SCT total compensation to compute “Compensation Actually Paid” for our Principal Executive Officers and average for our other NEOs.

Other NEOs	SCT Total Comp	Minus SCT Stock Awards and Option Awards	Plus Value of New Unvested Awards	Plus Change in Value of Prior Years Unvested Awards	Plus Value of New Vested Awards	Plus Change in Value of Prior Years Vested Awards	Equals Compensation Actually Paid
2025	$2,317,678	$(1,560,294)	$1,186,295	$—	$9,328	$3,311	$1,956,318
2024	$1,781,092	$(1,059,756)	$1,185,088	$26,653	$239,935	$34,711	$2,207,723
2023	$1,692,632	$(915,819)	$678,960	$17,908	$117,349	$3,047	$1,594,078

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative Total Shareholder Return
The graph below compares the compensation actually paid to our Principal Executive Officers (“PEOs”) and the average of the compensation actually paid to our remaining NEOs, with our cumulative Total Shareholder Return for the fiscal years ended December 31, 2025, 2024 and 2023. Total Shareholder Return amounts reported in the graph assume an initial fixed investment of $100 on December 31, 2022.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Loss
The graph below compares the compensation actually paid to our PEOs and the average of the compensation actually paid to our remaining NEOs, with our net loss for the fiscal years ended December 31, 2025, 2024 and 2023.

Total Shareholder Return Amount			$ 206	140	107
Net Income (Loss)			(33,501,000)	$ (69,920,000)	$ (72,849,000)
PEO Name	Mr. McElhaugh	Ms. Androski		Mr. McElhaugh	William Collier
Mr. McElhaugh [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,578,150	$ 2,110,083
PEO Actually Paid Compensation Amount			1,145,629	2,592,023
Ms. Androski [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,369,013	0	$ 0
PEO Actually Paid Compensation Amount			1,656,748	0	0
William Collier [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					3,385,984
PEO Actually Paid Compensation Amount					3,268,381
PEO | Mr. McElhaugh [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,437,825)	(1,218,583)
PEO | Mr. McElhaugh [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	1,362,697
PEO | Mr. McElhaugh [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	22,240
PEO | Mr. McElhaugh [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	276,178
PEO | Mr. McElhaugh [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,304	39,407
PEO | Ms. Androski [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(714,751)
PEO | Ms. Androski [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,002,486
PEO | Ms. Androski [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ms. Androski [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ms. Androski [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | William Collier [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,525,326)
PEO | William Collier [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,921,931
PEO | William Collier [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					83,390
PEO | William Collier [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					343,105
PEO | William Collier [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					59,296
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,560,294)	(1,059,756)	(915,819)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,186,295	1,185,088	678,960
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	26,653	17,908
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,328	239,935	117,349
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 3,311	$ 34,711	$ 3,047